Government Grants - Summary of Changes in Government Grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in government grants
Beginning balance	₩ (512,747)	₩ (511,210)
Receipt	(50,755)	(37,920)
Acquisitions	23,155	5,001
Offset the items of depreciation expense and others	34,931	34,482
Disposals	1,673	2,343
Others	(17,358)	(5,443)
Ending balance	(521,101)	(512,747)
Cash
Changes in government grants
Beginning balance	0	0
Receipt	(50,755)	(37,920)
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	50,755	37,920
Ending balance	0	0
Land
Changes in government grants
Beginning balance	(23,474)	(23,475)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	1	1
Others	(3,932)	0
Ending balance	(27,405)	(23,474)
Buildings
Changes in government grants
Beginning balance	(52,122)	(57,231)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	5,360	5,174
Disposals	0	0
Others	(3,675)	(65)
Ending balance	(50,437)	(52,122)
Structures
Changes in government grants
Beginning balance	(172,021)	(180,009)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	9,568	9,517
Disposals	1,250	1,811
Others	(4,405)	(3,340)
Ending balance	(165,608)	(172,021)
Machinery
Changes in government grants
Beginning balance	(140,082)	(157,785)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	17,283	17,519
Disposals	405	531
Others	(4,732)	(347)
Ending balance	(127,126)	(140,082)
Vehicles
Changes in government grants
Beginning balance	(1,675)	(632)
Receipt	0	0
Acquisitions	0	(26)
Offset the items of depreciation expense and others	663	460
Disposals	0	0
Others	(1,033)	(1,477)
Ending balance	(2,045)	(1,675)
Equipment
Changes in government grants
Beginning balance	(149)	(227)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	494	95
Disposals	0	0
Others	(6,953)	(17)
Ending balance	(6,608)	(149)
Construction in progress
Changes in government grants
Beginning balance	(111,822)	(79,126)
Receipt	0	0
Acquisitions	23,155	5,027
Offset the items of depreciation expense and others	0	0
Disposals	17	0
Others	(47,276)	(37,723)
Ending balance	(135,926)	(111,822)
Investment properties
Changes in government grants
Beginning balance	(30)	(29)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	1
Disposals	0	0
Others	8	(2)
Ending balance	(21)	(30)
Software
Changes in government grants
Beginning balance	(91)	(136)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	60	64
Disposals	0	0
Others	(143)	(19)
Ending balance	(174)	(91)
Development expenditures
Changes in government grants
Beginning balance	(3,820)	(5,043)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1,466	1,439
Disposals	0	0
Others	(1,123)	(216)
Ending balance	(3,477)	(3,820)
Intangible assets under development
Changes in government grants
Beginning balance	(7,326)	(7,203)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	5,218	(123)
Ending balance	(2,108)	(7,326)
Others
Changes in government grants
Beginning balance	(71)	(75)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	4	4
Disposals	0	0
Others	0	0
Ending balance	(67)	(71)
Tools
Changes in government grants
Beginning balance	(64)	(239)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	32	209
Disposals	0	0
Others	(67)	(34)
Ending balance	₩ (99)	₩ (64)